Business - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2021 USD ($) $ / shares shares	Apr. 14, 2021 $ / shares shares	Apr. 01, 2021 Entity Physician	Apr. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) Medicare shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Medicare shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 Medicare shares
Description of Business [Line Items]
Number of medicare advantage members enrolled with private health plans | Medicare					181,700		181,700		131,000
Number of Direct Contracting Entities | Entity			5
Number of physician group partners | Physician			7
Shares sold, price per share | $ / shares	$ 23.00	$ 23.00
Proceeds from offering							$ 1,170,942
Number of shares issued under share-based awards | shares	11,700,000						46,000		2,340,000
Stock-based compensation expense				$ 2,600	$ 274,548	$ 2,155	$ 276,020	$ 3,176
Former Chief Executive Officer | Severance Payment
Description of Business [Line Items]
Severance costs	$ 3,700
Common Stock
Description of Business [Line Items]
Number of shares issued and sold | shares					53,590,000		53,590,000
Stockholders' Equity Note, Stock Split			100-for-1
Common Stock | 2021 Omnibus Equity Incentive Plan
Description of Business [Line Items]
Number of shares issued under share-based awards | shares				1,900,000
IPO
Description of Business [Line Items]
Number of shares issued and sold | shares	53,590,000
Estimated offering costs	$ 7,900
Number of shares issued under share-based awards | shares	11,700,000
Stock-based compensation expense				$ 268,500
Loan to partner for taxes payable on share distribution	$ 67,800
IPO | Common Stock
Description of Business [Line Items]
Number of shares issued and sold | shares	53,590,000	46,600,000
Proceeds from offering	$ 1,200,000